Condensed Combined and Consolidated Statements of Equity/(Deficit) - USD ($)	Total	Series A Preferred Stock [Member]	Roivant Sciences Ltd. (RSL) [Member]	Common Stock	Common Shares Subscribed	Additional Paid-In- Capital	Additional Paid-In- Capital Roivant Sciences Ltd. (RSL) [Member]	Net Parent Investment	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning Balance,Shares at Dec. 19, 2017				0
Net transfers from parent	$ 32,527,447							$ 32,527,447
Foreign currency translation adjustment	160,980									$ 160,980
Net loss	(34,185,142)							(34,185,142)
Ending Balance at Mar. 31, 2018	(1,496,715)							(1,657,695)		160,980
Ending Balance,Shares at Mar. 31, 2018				0
Net transfers from parent	5,419,246							5,419,246
Foreign currency translation adjustment	34,729									34,729
Net loss	(4,368,384)							(4,368,384)
Ending Balance at Jul. 06, 2018	(411,124)			$ 489	$ (489)			(606,833)		195,709
Ending Balance,Shares at Jul. 06, 2018				4,890,662
Beginning Balance at Mar. 31, 2018	(1,496,715)							(1,657,695)		160,980
Beginning Balance,Shares at Mar. 31, 2018				0
Net transfers from parent	5,419,246							5,419,246
Foreign currency translation adjustment	34,729									34,729
Net loss	(4,368,384)							(4,368,384)
Ending Balance at Jun. 30, 2018	(411,124)							(606,833)		195,709
Beginning Balance at Mar. 31, 2018	(1,496,715)							(1,657,695)		160,980
Beginning Balance,Shares at Mar. 31, 2018				0
Net loss	(19,567,427)
Ending Balance at Dec. 31, 2018	7,961,249			$ 3,795	(3,668)	$ 23,526,666			$ (15,805,876)	240,332
Ending Balance,Shares at Dec. 31, 2018				37,953,576
Beginning Balance at Mar. 31, 2018	(1,496,715)							(1,657,695)		160,980
Beginning Balance,Shares at Mar. 31, 2018				0
Net loss	(28,599,424)
Ending Balance at Mar. 31, 2019	7,337,333			$ 3,859	(3,668)	31,829,502			(24,837,873)	345,513
Ending Balance,Shares at Mar. 31, 2019				38,590,381
Beginning Balance at Jun. 30, 2018	(411,124)							(606,833)		195,709
Common share subscription				$ 489	(489)
Common share subscription, shares				4,890,662
Ending Balance at Jul. 06, 2018	(411,124)			$ 489	(489)			(606,833)		195,709
Ending Balance,Shares at Jul. 06, 2018				4,890,662
Beginning Balance at Jun. 30, 2018	(411,124)							(606,833)		195,709
Common share subscription				$ 3,179	(3,179)
Common share subscription, shares				31,789,305
Transfer to Accumulated Deficit								606,833	(606,833)
Cash contribution	7,020,869					7,020,869
Capital contribution - share-based compensation	481,471					481,471
Capital contribution - expenses allocated from Roivant Sciences Ltd.			$ 1,471,600				$ 1,471,600
Share-based compensation	1,324					1,324
Foreign currency translation adjustment	105,798									105,798
Net loss	(6,349,980)								(6,349,980)
Ending Balance at Sep. 30, 2018	2,319,958			$ 3,668	(3,668)	8,975,264			(6,956,813)	301,507
Ending Balance,Shares at Sep. 30, 2018				36,679,967
Beginning Balance at Jul. 06, 2018	(411,124)			$ 489	(489)			(606,833)		195,709
Common share subscription				$ 3,179	(3,179)
Beginning Balance,Shares at Jul. 06, 2018				4,890,662
Common share subscription, shares				31,789,305
Issuance of common shares, net	14,745,760			$ 191		14,745,569
Issuance of common shares, net, shares				1,910,414
Transfer to Accumulated Deficit								$ 606,833	(606,833)
Cash contribution	13,900,550					13,900,550
Capital contribution - share-based compensation	922,181					922,181
Capital contribution - expenses allocated from Roivant Sciences Ltd.			2,230,398				2,230,398
Share-based compensation	30,804					30,804
Foreign currency translation adjustment	149,804									149,804
Net loss	(24,231,040)								(24,231,040)
Ending Balance at Mar. 31, 2019	7,337,333			$ 3,859	(3,668)	31,829,502			(24,837,873)	345,513
Ending Balance,Shares at Mar. 31, 2019				38,590,381
Beginning Balance at Sep. 30, 2018	2,319,958			$ 3,668	(3,668)	8,975,264			(6,956,813)	301,507
Beginning Balance,Shares at Sep. 30, 2018				36,679,967
Issuance of common shares, net	9,767,343			$ 127		9,767,216
Issuance of common shares, net, shares				1,273,609
Cash contribution	3,972,931					3,972,931
Capital contribution - share-based compensation	225,398					225,398
Capital contribution - expenses allocated from Roivant Sciences Ltd.			574,783				574,783
Share-based compensation	11,074					11,074
Foreign currency translation adjustment	(61,175)									(61,175)
Net loss	(8,849,063)								(8,849,063)
Ending Balance at Dec. 31, 2018	7,961,249			$ 3,795	(3,668)	23,526,666			(15,805,876)	240,332
Ending Balance,Shares at Dec. 31, 2018				37,953,576
Beginning Balance at Mar. 31, 2019	7,337,333			$ 3,859	(3,668)	31,829,502			(24,837,873)	345,513
Beginning Balance,Shares at Mar. 31, 2019				38,590,381
Capital contribution - share-based compensation	35,035					35,035
Capital contribution - expenses allocated from Roivant Sciences Ltd.			330,764				330,764
Share-based compensation	536,793					536,793
Foreign currency translation adjustment	(290,200)									(290,200)
Net loss	(20,058,909)								(20,058,909)
Ending Balance at Jun. 30, 2019	(12,109,184)			$ 3,859	(3,668)	32,732,094			(44,896,782)	55,313
Ending Balance,Shares at Jun. 30, 2019				38,590,381
Beginning Balance at Mar. 31, 2019	7,337,333			$ 3,859	(3,668)	31,829,502			(24,837,873)	345,513
Beginning Balance,Shares at Mar. 31, 2019				38,590,381
Net loss	(45,836,836)
Ending Balance at Dec. 31, 2019	111,864,212	$ 1		$ 5,466		182,680,005			(70,674,709)	(146,551)
Ending Balance,Shares at Dec. 31, 2019		10,000		54,655,376
Beginning Balance at Jun. 30, 2019	(12,109,184)			$ 3,859	(3,668)	32,732,094			(44,896,782)	55,313
Settlement of Common Stock Subscription	750				$ 3,668	(2,918)
Beginning Balance,Shares at Jun. 30, 2019				38,590,381
Capital contribution - share-based compensation	18,309					18,309
Capital contribution - expenses allocated from Roivant Sciences Ltd.			220,263				220,263
Share-based compensation	3,119,315					3,119,315
Foreign currency translation adjustment	(53,935)									(53,935)
Net loss	(14,482,065)								(14,482,065)
Ending Balance at Sep. 30, 2019	(23,286,547)			$ 3,859		36,087,063			(59,378,847)	1,378
Ending Balance,Shares at Sep. 30, 2019				38,590,381
Conversion of convertible promissory notes	35,586,942			$ 350		35,586,592
Conversion of convertible promissory notes, shares				3,499,995
Issuance of preferred and common stock, net of deferred offering costs upon Business Combination & Recapitalization (see Note 3)	109,278,712	$ 1		$ 1,257		109,277,454
Issuance of preferred and common stock, net of deferred offering costs upon Business Combination & Recapitalization, shares		10,000		12,565,000
Capital contribution - share-based compensation	81,354					81,354
Capital contribution - expenses allocated from Roivant Sciences Ltd.			$ 315,237				$ 315,237
Share-based compensation	1,332,305					1,332,305
Foreign currency translation adjustment	(147,929)									(147,929)
Net loss	(11,295,862)								(11,295,862)
Ending Balance at Dec. 31, 2019	$ 111,864,212	$ 1		$ 5,466		$ 182,680,005			$ (70,674,709)	$ (146,551)
Ending Balance,Shares at Dec. 31, 2019		10,000		54,655,376